Change of Functional Currency and Presentation Currency - Restated Statement of Financial Position due to Change in Functional Currency (Detail) $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CLP ($)	Jan. 01, 2016 USD ($)		Jan. 01, 2016 CLP ($)	Dec. 31, 2015 USD ($)		Dec. 18, 2015 USD ($)	Dec. 31, 2014 USD ($)
Change In Functional Currency And Presentation Currency Of Financial Position [Line Items]
Cash and cash equivalents		$ 1,472,763,000	$ 2,689,456,000	[1]		$ 1,668,868,000	[1]
Non-current assets or disposal groups held for sale or for distribution to owners	[1]					7,496,812,000
Non-current Assets		15,623,569,000	12,075,678,000	[1]		10,611,120,000	[1]
TOTAL ASSETS		20,168,990,000	16,851,472,000	[1]		21,754,470,000	[1]
Other non-current financial liabilities		4,349,515,000	3,580,077,000	[1]		2,601,240,000	[1]
TOTAL LIABILITIES		11,890,483,000	8,971,733,000	[1]		10,222,127,000	[1]
Issued capital		6,763,204,424	9,023,164,048	[1]		10,680,663,000	[1]				$ 10,680,663,292
Treasury shares	[1]		(139,630,000)
Retained earnings		3,583,831,000	4,023,919,000	[1]		5,809,538,000	[1]
Other reserves		(3,866,564,000)	(6,707,819,000)	[1]		(8,004,579,000)	[1]
Equity attributable to shareholders of Enel Américas		6,480,471,000	6,199,634,000	[1]		8,485,622,000	[1]
Non-controlling interests		1,798,036,000	1,680,105,000	[1]		3,046,721,000	[1]
TOTAL EQUITY	[1]	8,278,507,000	7,879,739,000			11,532,343,000
TOTAL LIABILITIES AND EQUITY		$ 20,168,990,000	16,851,472,000	[1]		21,754,470,000	[1]
Previously Stated [Member]
Change In Functional Currency And Presentation Currency Of Financial Position [Line Items]
Cash and cash equivalents					$ 1,800,510,297			$ 1,185,163,344
Other current assets					1,396,740,564			1,404,462,485
Non-current assets or disposal groups held for sale or for distribution to owners								5,323,935,881
Non-current Assets					8,084,304,645			7,535,592,681
TOTAL ASSETS					11,281,555,506			15,449,154,391
Other current liabilities					2,558,790,354			2,559,728,698
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners								1,945,652,102
Other non-current financial liabilities					2,396,753,894			1,847,296,592
Other non-current liabilities					1,050,762,685			906,668,619
TOTAL LIABILITIES					6,006,306,933			7,259,346,011
Issued capital					4,621,809,178			5,804,447,986
Treasury shares					(94,046,713)
Retained earnings					2,143,057,158			3,380,661,523
Other reserves			(6,707,819,000)		(2,520,350,733)			(3,158,960,224)	$ (8,004,579,000)			$ (5,839,148,000)
Equity attributable to shareholders of Enel Américas					4,150,468,890			6,026,149,285
Non-controlling interests					1,124,779,683			2,163,659,095
TOTAL EQUITY			7,879,739,000	[1]	5,275,248,573			8,189,808,380	$ 11,532,343,000	[1]		$ 13,645,189,000	[1]
TOTAL LIABILITIES AND EQUITY					$ 11,281,555,506			$ 15,449,154,391
As Restated [Member]
Change In Functional Currency And Presentation Currency Of Financial Position [Line Items]
Cash and cash equivalents			2,689,456,000			1,668,868,000
Other current assets			2,086,338,000			1,977,670,000
Non-current assets or disposal groups held for sale or for distribution to owners						7,496,812,000
Non-current Assets			12,075,678,000			10,611,120,000
TOTAL ASSETS			16,851,472,000			21,754,470,000
Other current liabilities			3,822,112,000			3,604,439,000
Liabilities associated with groups of assets or disposal groups held for sale or distribution to owners						2,739,738,000
Other non-current financial liabilities			3,580,077,000			2,601,240,000
Other non-current liabilities			1,569,544,000			1,276,710,000
TOTAL LIABILITIES			8,971,733,000			10,222,127,000
Issued capital			6,903,684,000			10,680,663,000
Treasury shares			(140,479,000)
Retained earnings			3,201,126,000			5,809,538,000
Other reserves			(3,764,697,000)			(8,004,579,000)
Equity attributable to shareholders of Enel Américas			6,199,634,000			8,485,622,000
Non-controlling interests			1,680,105,000			3,046,721,000
TOTAL EQUITY			7,879,739,000			11,532,343,000
TOTAL LIABILITIES AND EQUITY			$ 16,851,472,000			$ 21,754,470,000

[1]	As Restated